Schedule I - Condensed Parent Only Financial Information - Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Revenues	$ 784,345	$ 981,682	$ 2,305,284	$ 2,772,187	$ 3,785,063	$ 3,707,628	$ 2,416,927
Selling, general, and administrative expenses	11,855	38,042	133,480	134,786	175,373	152,493	135,441
Depreciation and amortization	58,556	57,872	177,513	174,424	232,573	225,233	179,990
Operating income	88,571	76,525	120,012	139,636	213,674	(1,089,914)	208,802
Income before income taxes and equity in net income of subsidiaries	40,328	18,763	(31,546)	(38,835)	(18,403)	(1,319,557)	29,236
Provision for income taxes	3,623	(3,968)	(8,714)	(4,277)	1,353	(168,334)	(358,806)
Total comprehensive (loss) income	$ 41,919	$ 19,013	$ (23,510)	$ (36,979)	(15,675)	(1,166,293)	394,198
Parent Company
Condensed Income Statements, Captions [Line Items]
Revenues					0	0	0
Cost of revenues					0	0	0
Selling, general, and administrative expenses					0	0	0
Depreciation and amortization					0	0	0
Total expenses					0	0	0
Operating income					0	0	0
Interest expense, net					0	0	0
Income before income taxes and equity in net income of subsidiaries					0	0	0
Provision for income taxes					0	0	0
Net income before equity in net income of subsidiaries					0	0	0
Less: net income attributable to noncontrolling interests					0	0	0
Equity in net (loss) income of subsidiaries					(21,172)	(1,157,332)	386,405
Other comprehensive income (loss), net tax equity in comprehensive income (loss) of Subsidiaries					5,497	(8,961)	7,793
Total comprehensive (loss) income					$ (15,675)	$ (1,166,293)	$ 394,198